Debt - Schedule of Future Minimum Payments for the Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Feb. 06, 2024	Feb. 04, 2024	Dec. 31, 2023	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023
Convertible Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments	$ 19,603,000	$ 19,533,000
Add: fair value remeasurement
Add (less): unamortized debt (premium) discount		(2,000)
Less: interest	(70,000)	(1,112,000)
Total convertible notes payable	19,533,000	18,419,000
Tasly Convertible Debt [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments	2,287,000	1,998,000		$ 0.02		$ 300,000	$ 300,000	$ 1,000,000
Add: fair value remeasurement	451,000	333,000
Add (less): unamortized debt (premium) discount
Less: interest	(195,000)	(97,000)
Total convertible notes payable	$ 2,543,000	2,234,000	$ 20,000.00		$ 1,710,000	$ 300,000	$ 300,000	$ 1,000,000
Senior Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments		24,396,000
Add: fair value remeasurement
Add (less): unamortized debt (premium) discount		2,055,000
Less: interest		(1,183,000)
Total convertible notes payable		$ 25,268,000